Document And Entity Information (USD $)	3 Months Ended
	Mar. 31, 2012	Oct. 03, 2012	Jun. 30, 2011
Entity Registrant Name	TETRA TECHNOLOGIES INC.
Entity Central Index Key	0000844965
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 949,427,472
Entity Common Stock Shares Outstanding		78,076,537
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1
Document Type	8-K
Amendment Flag	true
Document Period End Date	Jul. 31, 2012
Amendment Description	Pro forma financial information in connection with an acquisition